SIT MUTUAL FUNDS INC | Sit International Growth Fund
SUMMARY INFORMATION SIT INTERNATIONAL GROWTH FUND
INVESTMENT OBJECTIVE
The Fund seeks long-term growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SIT MUTUAL FUNDS INC Sit International Growth Fund
Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SIT MUTUAL FUNDS INC Sit International Growth Fund
Management Fees	1.50%
Total Annual Fund Operating Expenses	1.50%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
SIT MUTUAL FUNDS INC Sit International Growth Fund	154	477	824	1,801

PORTFOLIO TURNOVER
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46.91% of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing, under normal market conditions, at least 90% of its net assets in common stocks of companies domiciled outside the United States.

In selecting investments for the Fund, the Adviser begins by selecting countries or regions in which to invest. In making its selections, the Adviser considers several factors affecting the economy and equity market of foreign countries and regions, including:
  economic trends,
  earnings outlook,
  liquidity within the market,
  fiscal and monetary policy,
  currency exchange rate expectations,
  market sentiment, and
  social and political trends.
After the country and regional allocations are determined, the Adviser seeks industries and sectors that it believes have earnings growth prospects that are greater than the average. Within the selected industries and sectors, the Adviser invests in foreign growth-oriented companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth.

Several factors are considered in the Adviser’s evaluation of a company, including:
  unique product or service,
  growing product demand,
  dominant and growing market share,
  management experience and capabilities, and
  strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.

The Fund invests in common stocks of issuers domiciled in at least three foreign countries. As of September 30, 2014, the Fund was invested in common stocks of companies domiciled in 19 foreign countries. Up to 50% of the Fund’s total assets may be invested in equity securities of small-to medium-sized emerging growth companies in developed markets (such as Germany and Japan) and developing markets (such as Thailand and Brazil). Small companies generally have a capitalization of under $3.0 billion, and medium-sized companies generally have capitalizations between $2 and $15 billion. Emerging growth companies are small-and medium-sized companies that the Adviser believes have a potential for earnings growth over time that is above the growth rate of more established companies or are early in their life cycles.

The Fund may invest in securities representing underlying international securities such as sponsored American Depository Receipts, European Depository Receipts and Global Depository Receipts.

In order to hedge against adverse movements in currency exchange rates, the Fund may from time to time enter into forward foreign currency exchange contracts.
PRINCIPAL INVESTMENT RISKS
  Developing Markets Risk: Investment in developing markets are subject to unique political, economic, and market risks that can cause the Fund's investments to be more volatile and less liquid than investments in developed markets.
  Foreign Currency Hedging Transactions Risk: If the Adviser's forecast of exchange rate movements is incorrect, the Fund may realize losses on their foreign currency transactions. In addition, the Fund's hedging transactions may prevent the Funds from realizing the benefits of a favorable change in the value of foreign currencies.
  Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund's performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.
  International Investing Risk: International investing involves risks not typically associated with investing in U.S. securities which may adversely affect the Fund's investment. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.
  Management Risk: A strategy used by the investment management team may not produce the intended results.
  Market Risk: The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.
  Mid Cap Stock Risk: Stocks of mid cap stocks may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.
  Small Cap Stock Risk: Stocks of smaller companies involve substantial risk. Prices of small cap stocks may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Additionally, for certain small cap stocks, there may also be limited liquidity, or trading opportunities at a favorable price or time.

HISTORICAL PERFORMANCE
The following bar chart and table provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The table below compares the Fund’s performance over different time periods to that of the Fund’s benchmark index, which is a broad measure of market performance. Updated performance information is available at the Fund’s website at www.sitfunds.com or by calling 800-332-5580.

After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Annual Total Returns for calendar years ended December 31

The Fund’s year-to-date return as of 9/30/14 (not annualized) was -4.67%. Best Quarter: 23.58% (2Q09) Worst Quarter: -23.52% (4Q08)
Average Annual Total Returns for periods ended December 31, 2013
Average Annual Total Returns SIT MUTUAL FUNDS INC	1 Year	5 Years	10 Years
Sit International Growth Fund	17.56%	11.73%	5.46%
Sit International Growth Fund Return after taxes on distributions	17.28%	11.50%	5.29%
Sit International Growth Fund Return after taxes on distributions and sale of Fund shares	10.16%	9.42%	4.42%
Sit International Growth Fund MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	22.55%	12.82%	6.97%